Components of Loss from Continuing Operations Before Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. operations					$ (184,524)	$ (133,463)	$ (189,333)
Foreign operations					14,273	17,439	17,323
Loss before income taxes	$ (20,384)	$ (86,774)	$ (52,908)	$ (124,046)	$ (170,251)	$ (116,024)	$ (172,010)